Subsequent Events - Exchange Agreement Adjustment (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Total equity	$ (322,476)
Scenario, Adjustment
Subsequent Event [Line Items]
Total equity	593,277
Pro Forma
Subsequent Event [Line Items]
Total equity	$ 270,801